10. Trade and Other Receivables (Details) - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
DisclosureOfReceivablesLineItems [Line Items]
Trade and other receivables	$ 0	$ 6,134
Other Receivables
DisclosureOfReceivablesLineItems [Line Items]
Trade and other receivables	$ 0	$ 6,134